Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Summary of Investments in Community Development and Tax-advantaged VIEs (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Investment carrying amount	$ 553,905	$ 495,426
Unfunded capital and other commitments	500,180	442,943
Variable Interest Entity Not Primary Beneficiary [Member] | Community Development And Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Investment carrying amount	5,378	6,148
Unfunded capital and other commitments	2,334	2,938
Maximum exposure to loss	$ 11,219	$ 12,118